TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 USD ($)	Oct. 21, 2021
TAXATION
Total deferred tax assets - net	Rp 4,369	Rp 3,824		$ 281
Total deferred tax liabilities - net	(1,023)	(858)		$ (66)
(Charged) credited to profit or loss	549	(84)
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized	Rp 23,652	25,480	Rp 32,132
Change in tax rate	3.00%
Value Added Tax Rate					11.00%
The company
TAXATION
(Charged) credited to profit or loss	Rp 102	614
Deferred tax assets and liabilities	Rp 3,225	Rp 3,227
Applicable tax rate	19.00%	19.00%	19.00%
The company | Allowances for expected credit losses
TAXATION
Deferred tax assets	Rp 885	Rp 895
(Charged) credited to profit or loss	(10)	71
The company | Net periodic pension and other post-employment benefits costs
TAXATION
Deferred tax assets	981	1,110
(Charged) credited to profit or loss	(25)	134
The company | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax assets	805	631
(Charged) credited to profit or loss	174	217
The company | Provision for employee benefits
TAXATION
Deferred tax assets	293	389
(Charged) credited to profit or loss	(96)	111
The company | Deferred installation fee
TAXATION
Deferred tax assets	204	184
(Charged) credited to profit or loss	20	64
The company | Accrued expenses and provision for inventory obsolescence
TAXATION
Deferred tax assets	85	72
(Charged) credited to profit or loss	13
The company | Leases
TAXATION
Deferred tax liabilities	(3)	(4)
(Charged) credited to profit or loss	1	1
The company | Capitalization Of Contract Costs
TAXATION
Deferred tax liabilities	(48)	(72)
(Charged) credited to profit or loss	24	17
The company | Land rights, intangible assets and others
TAXATION
Deferred tax assets	23	22
(Charged) credited to profit or loss	1	(1)
Subsidiaries
TAXATION
Deferred tax assets	Rp 777	Rp 597
Applicable tax rate	22.00%	22.00%	22.00%
Telkomsel
TAXATION
(Charged) credited to profit or loss	Rp 432
Deferred tax assets and liabilities	367	Rp (33)
(Charged) credited to profit or loss		(586)
Telkomsel | Allowances for expected credit losses
TAXATION
Deferred tax assets	144	179
(Charged) credited to profit or loss	(35)	(103)
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax liabilities	(155)	(333)
(Charged) credited to profit or loss	178	(100)
Telkomsel | Fair Value Measurement of Financial Instrument
TAXATION
Deferred tax liabilities	(7)	(549)
(Charged) credited to profit or loss	542	(549)
Telkomsel | Provision for employee benefits
TAXATION
Deferred tax assets	1,220	1,228
(Charged) credited to profit or loss	33	128
Telkomsel | Leases
TAXATION
Deferred tax liabilities	(774)	(725)
(Charged) credited to profit or loss	(58)	84
Telkomsel | License amortization
TAXATION
Deferred tax liabilities	(146)	(152)
(Charged) credited to profit or loss	6	(28)
Telkomsel | Other financial instruments
TAXATION
Deferred tax assets	177	384
(Charged) credited to profit or loss	(207)	9
Deferred tax liabilities	(92)	(65)
(Charged) credited to profit or loss	(27)	(27)
Subsidiaries - others
TAXATION
(Charged) credited to profit or loss	171	146
Total deferred tax liabilities - net	(1,023)	(825)
(Charged) credited to profit or loss	Rp (156)	Rp (258)